SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Long-term Purchase Commitment [Line Items]
Inventory, Gross	$ 97,013	$ 80,618
Less: allowance for obsolete and slow-moving inventories	0	(1,777)
Inventory, Net	94,415	78,841
Spare Parts [Member]
Long-term Purchase Commitment [Line Items]
Inventory, Gross	52,327	39,428
Chemicals [Member]
Long-term Purchase Commitment [Line Items]
Inventory, Gross	27,224	22,852
Raw Materials [Member]
Long-term Purchase Commitment [Line Items]
Inventory, Gross	507	2,441
Consumables [Member]
Long-term Purchase Commitment [Line Items]
Inventory, Gross	$ 16,955	$ 15,897